Transactions with Related Parties, Castor Ships (Details)	2 Months Ended	6 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Mar. 07, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / d	Jun. 30, 2022 $ / d	Mar. 07, 2023 USD ($) $ / d	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / d
Management Agreements [Abstract]
Management fees						$ 3,153,660	$ 2,833,500	$ 1,853,850
Due from related parties, non-current		$ 1,590,501			$ 1,590,501	1,590,501	1,708,474
Related Party [Member] | Castor Ships [Member]
Management Agreements [Abstract]
Management fees					2,557,332	3,153,660	1,856,100	545,250
Due from related parties, non-current		1,590,501			1,590,501	1,590,501	1,708,474
Related Party [Member] | Castor Ships [Member] | Vessels, Net [Member]
Management Agreements [Abstract]
Sale and purchase commission								1,094,000
Related Party [Member] | Castor Ships [Member] | M/T Wonder Bellatrix and M/T Wonder Polaris [Member]
Management Agreements [Abstract]
Sale and purchase commission						1,790,900
Related Party [Member] | Castor Ships [Member] | LPG Dream Terrax and LPG Dream Arrax [Member]
Management Agreements [Abstract]
Sale and purchase commission						707,150
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Management Agreements [Abstract]
Charter hire commissions						1,004,035	1,437,276	372,037
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessels [Member]
Management Agreements [Abstract]
Sale and purchase commission						2,498,050	131,500
Related Party [Member] | Castor Ships [Member] | General and Administrative Expense [Member]
Management Agreements [Abstract]
Administration fees	$ 144,445					$ 2,701,777	$ 624,087	$ 326,642
Related Party [Member] | Castor Ships [Member] | Ship Management Agreements [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d			250					250
Commission rate on charter agreements			1.25%					1.25%
Commission rate on each vessel sale and purchase transaction			1.00%					1.00%
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Management Agreements [Abstract]
Quarterly management fee		$ 800,000		$ 750,000
Daily fee for services | $ / d		1,039		975
Commission rate on charter agreements				1.25%
Commission rate on each vessel sale and purchase transaction				1.00%
Recovery fee multiplier				2
Term of agreement						8 years
Renewal term of agreement						8 years
Termination fee multiplier				7
Funding period for advance to cover vessel daily operating costs						2 months
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Management Agreements [Abstract]
Due from related parties, non-current		$ 1,590,501			1,590,501	$ 1,590,501
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Deposits [Member]
Management Agreements [Abstract]
Due from related parties, non-current		$ 3,923,315			$ 3,923,315	$ 3,923,315